INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended		24 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021
Net loss	$ (163,588)	$ (311,333)
Canadian subsidiary company [Member]
Operating loss carry forward	76,039		$ 76,039
Net loss		$ 7,583	24,572
Carry forwards will begin to expire		2038
U.S. parent company and U.S. subsidiary [Member]
Operating loss carry forward	$ 2,466,386		2,466,386
Net loss		$ (109,561)	0
Cogent [Member]
Corporate tax refund		$ (16,004)	$ 0